Business Acquisition - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Accounts receivable - net	$ 64,829	$ 36,531	$ 36,124
Prepaid expenses and other current assets	49,407	29,912	72,504
Goodwill	759,971	715,258	718,204		$ 377,100
Accrued expenses and other current liabilities	(28,220)	(19,649)	(29,234)
Inventory	21,533	12,783	11,773
Right-of-use assets	9,291	7,859	0
Accounts payable	(219,118)	(161,312)	(191,201)
Long-term debt	(265,875)	(264,898)	(460,132)
Other non-current liabilities	29,745	13,445	$ 25,834
Betcha Sports Inc [Member]
Business Acquisition [Line Items]
Cash	18,390			$ 48
Restricted Cash				245
Accounts receivable - net				78
Prepaid expenses and other current assets	259			60
Intangible assets	31,846	4,430		4,430
Goodwill	45,351	$ 2,900		31,931
Accounts payable				(1,180)
Accrued expenses and other current liabilities				(677)
Net assets acquired				$ 34,935
Accounts receivable	2,182
Inventory	49
Property and equipment	67
Right-of-use assets	1,927
Other net assets	675
Intangible assets	31,846
Accounts payable	(7,427)
Accrued expenses and other current liabilities	(3,901)
Current maturities of long-term debt	(566)
Long-term debt	(2,546)
Other non-current liabilities	(11,981)
Net assets acquired	$ 74,325